Contents of Significant Accounts - Aggregate Amount of the Company's Share of its Individually Immaterial Associates (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 TWD ($)	Dec. 31, 2022 TWD ($)
Disclosure of associates [line items]
Profit from continuing operations	$ 1,238,628	$ 37,775	$ 4,307,614	$ 1,626,103
Aggregated individually immaterial associates [member]
Disclosure of associates [line items]
Profit from continuing operations	1,238,628		4,307,614	1,626,103
Other comprehensive income (loss)	570,493		1,540,436	(1,706,960)
Total comprehensive income (loss)	$ 1,809,121		$ 5,848,050	$ (80,857)